Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	4,250,579	4,126,776	4,126,776
Preferred stock, shares outstanding	4,250,579	4,126,776	4,126,776
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	1,372,757,161	1,211,495,162	770,883,602
Common stock, shares outstanding	1,372,757,161	1,211,495,162	770,883,602
Stage It Corp [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	972,614	972,614	972,614
Common stock, shares outstanding	972,614	972,614	972,614
Preferred Stock A [Member] | Stage It Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	400,000	400,000	400,000
Preferred stock, shares issued	40,000	40,000	40,000
Preferred stock, shares outstanding	40,000	40,000	40,000
Preferred Stock A 1 [Member] | Stage It Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	246,543	246,543	246,543
Preferred stock, shares outstanding	246,543	246,543	246,543
Preferred Stock A 2 [Member] | Stage It Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	200,000	200,000	200,000
Preferred stock, shares outstanding	200,000	200,000	200,000
Preferred Stock A 3 [Member] | Stage It Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	300,000	300,000	300,000
Preferred stock, shares issued	196,522	196,522	196,522
Preferred stock, shares outstanding	196,522	196,522	196,522